REVENUES	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
REVENUES
5.	REVENUES

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Educational programs (a)	1,102,254	1,332,372	872,877	133,774
Franchise revenues (b)	125,341	156,509	82,084	12,580
Others	44,293	40,566	3,506	537
	1,271,888	1,529,447	958,467	146,891

(a)
To be consistent with our management reporting framework, revenues from educational programs include revenues generated by The Edge starting from the first quarter of 2019 and revenues generated from
Can-Talk
starting from the first quarter of 2020. Revenues from educational programs in previous years have been adjusted to take this into account.

(b)
Initial franchise fees amounted to RMB19,904, RMB20,569 and RMB25,333 (US$3,883), and recurring franchise fees amounted to RMB105,437, RMB135,940 and RMB56,751 (US$8,697) for the years ended December 31, 2018, 2019 and 2020, respectively.

The following table provides information about contract assets and liabilities from contracts with c
u
stomers:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Cost to obtain contract with customers-current	1,091	1,092	167
Cost to obtain contract with customers-non current	3,026	2,091	320
Contract liabilities-current	702,737	550,658	84,392
Contract liabilities-non current	39,397	38,204	5,855
For the year ended December 31, 2020, revenue recognized from amounts included in contract liabilities at the beginning of the period was

RMB
622,222
(US$
95,360
). As of December 31, 2020, the remaining performance obligations related to educational program services that are partially or wholly unsatisfied are expected to be satisfied within one year, and other remaining performance obligations related to franchise services that are partially or wholly unsatisfied which will be satisfied from one
to
five years
.